Average Annual Total Returns - Ariel Fund	Feb. 01, 2021
Russell 2500™ Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1-Year	19.99%
5-Year	13.64%
10-Year	11.97%
Since Inception	10.98%
Inception Date	Nov. 06, 1986
S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1-Year	18.40%
5-Year	15.22%
10-Year	13.88%
Since Inception	10.78%
Inception Date	Nov. 06, 1986
Russell 2500™ Value Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1-Year	4.88%
5-Year	9.43%
10-Year	9.33%
Since Inception	10.76%
Inception Date	Nov. 06, 1986
Investor Class
Average Annual Return:
1-Year	10.02%
5-Year	9.66%
10-Year	10.04%
Since Inception	11.00%
Inception Date	Nov. 06, 1986
Investor Class | return after taxes on distributions
Average Annual Return:
1-Year	8.57%
5-Year	7.97%
10-Year	8.48%
Since Inception	9.43%
Inception Date	Nov. 06, 1986
Investor Class | return after taxes on distributions and sale of fund shares
Average Annual Return:
1-Year	6.80%
5-Year	7.40%
10-Year	7.96%
Since Inception	9.13%
Inception Date	Nov. 06, 1986
Institutional Class
Average Annual Return:
1-Year	10.37%
5-Year	9.99%
10-Year	10.35%	[1]
Since Inception	11.09%	[1]
Inception Date	Nov. 06, 1986

[1]	The inception date for the Institutional Class shares is December 30, 2011. Performance information for the Institutional Class prior to that date reflects the actual performance of the Fund’s Investor Class (and uses the actual expenses of the Investor Class, for such period of time), without any adjustments.